EQUITY (Details Narrative) - USD ($)						1 Months Ended																3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 24, 2020	May 17, 2017	May 27, 2016	May 09, 2016	Jul. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Nov. 30, 2021	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2021	Apr. 02, 2020	Feb. 20, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized									100,000,000																	100,000,000	100,000,000
Number of shares issued for services, shares																												32,887
Number of restricted shares issued								67,184
Number of restricted shares issued, value								$ 118,000
Share based compensation																											$ 2,950,070	$ 298,091
Allocation share based compensation																										23,100	3,137,000	744,000
Stock issued for options exercised
Unrecognized compensation expense related to non-vested share options									$ 200,000																	$ 0	$ 200,000
Weighted average remaining vesting period																										0 years	0 years
Fair value of stock option vested																											$ 200,000	100,000	$ 600,000
Administrative expense																										$ 6,149,981	$ 11,638,691	$ 16,707,106
2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted				452,000
Fair value of stock option grant date				$ 1,600,000
2016 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation																													$ 365,000
2016 Equity Incentive Plan [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued as equity incentives					833,334
Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of restricted shares issued								201,552
Financial Intermediary Service Organization [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares										45,000
Number of shares issued for services, value										$ 136,350
Taoping New Media Co Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share													$ 5.27											$ 5.27
Number of restricted shares issued													1,213,630
Business Combination, Consideration Transferred													$ 5,400,000
Equity interest													100.00%											100.00%
IASPEC Technology Co., Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share											$ 2.6
Number of restricted shares issued											612,245
Business Combination, Consideration Transferred											$ 1,800,000
Equity interest											100.00%
Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												1,200,000		500,000
Shares issued price per share												$ 4.15		$ 6.70
Number of shares issued, value												$ 4,700,000		$ 3,340,000
Convertible Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	299,318						1,066,845
Debt Conversion, Converted Instrument, Amount																	$ 1,800,000						$ 2,600,000	$ 800,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued															1,900,000	740,740					285,714
Shares issued price per share															$ 4.08	$ 2.7					$ 2.1
Number of shares issued, value															$ 7,740,000	$ 1,990,000					$ 576,000
Number of shares issued for services, shares																									30,000
Number of shares issued for services, value																									$ 144,000
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares																7,000			42,000
Number of shares issued for services, value																$ 21,840			$ 101,000
Number of restricted shares issued						20,000	20,000											16,220		16,667
Number of restricted shares issued, value						$ 23,100	$ 23,100											$ 41,000		$ 42,000
Employee [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares																						13,110
Number of shares issued for services, value																						$ 65,000
Stock option granted																										0	0	333,348
Stock options exercised																										0	0
Intrinsic value of stock options exercised																												$ 637,000
Employee [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted																		13,110	13,110
Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares														200,000
Number of shares issued for services, value														$ 2,792,000
Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued													298,716
Debt Conversion, Converted Instrument, Rate													50.00%
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares									10,000
Number of shares issued for services, value									$ 29,200							$ 21,840											$ 29,200
Number of restricted shares issued, value						$ 23,100	$ 23,100			$ 136,350																		300,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted																			57,366											33,333
Stock options exercised	6,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																													12,500	20,833
Warrant, shares															1,915,000																1,915,000	16,667	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																$ 2.52	$ 6.60
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																			$ 2.64
Administrative expense																										$ 23,100	$ 77,000	89,000
Consultants [Member] | 2016 Equity Incentive Plan [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised	11,894
Consultants [Member] | 2016 Equity Incentive Plan [Member] | Maximum [Member] | February 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, shares									1,000,000																		1,000,000
Consultants [Member] | 2016 Equity Incentive Plan [Member] | Maximum [Member] | April 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, shares									900,000																		900,000
Employees and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for options exercised	$ 72,414
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted		333,348	160,000																333,348
Fair value of stock option grant date		$ 300,000	$ 500,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation																											$ 160,000	140,000
Allocation share based compensation																												$ 92,000	$ 129,000
Non-employees [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																										$ 2.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																										7 months 6 days